Reinsurance (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Deposit assets in premiums, reinsurance, and other receivables or secondary guarantee risk for reinsurance	$ 2,900	$ 2,100
Deposit liabilities in other liabilities for reinsurance	31	32
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 5,300	6,600
Modified Coinsurance of Closed Block [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	59.25%
Mortality Risk on Yearly Renewable Term Basis [Member]
Reinsurance Retention Policy [Line Items]
Retention amount	$ 5
Mortality Risk [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	90.00%
Retention amount	$ 2
Mortality Risk on Case by Case Basis [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Retention amount	$ 20
Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,400	3,500
MetLife Holdings | Living And Death Benefit Guarantees [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
MetLife Holdings | Variable Annuity [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Five Largest Ceded Reinsurers [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 3,000	$ 4,300
Five largest reinsurers, reinsurance recoverables percentage	57.00%	65.00%
Five Largest Ceded Reinsurers [Member] | Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 1,800	$ 1,800